EQUITY-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
EQUITY-BASED COMPENSATION

7. EQUITY-BASED COMPENSATION

Restricted Equity Units

In 2021, the Company established the Restricted Equity Unit Plan, which provides for the Company to issue 3,592,865 restricted equity units (“RSUs”), which represents a right to receive common unit for each RSU that vest. On December 2, 2021, the Company granted 801,436 RSUs to Michael Derby, former Chairman of the Board of Directors, 801,435 RSUs to Zachary Rome, former members of the Company’s board of directors and 358,851 RSUs to an employee who was terminated in April 2022. The RSUs granted on December 2, 2021 will vest 33.34% on December 2, 2022 and 8.33% every three months thereafter. Equity compensation related to these awards is recognized straight-line over the applicable vesting period.

For the nine months ended September 30, 2023 and 2022, equity-based compensation costs related to the RSUs was $861,154 and $861,154 respectively.

The following is a summary of the RSUs outstanding as of September 30, 2023:

	Number of Units Underlying RSU	Grant Date Fair Value	Weighted Average Vesting Period (Years)
Outstanding as of December 31, 2022	1,068,474	$2.16	1.92
Granted	—	—
Vested	(400,677)	—
Forfeited	—	—
Outstanding as of September 30, 2023	667,797	$2.16	1.18

As of September 30, 2023, the unrecognized equity-based compensation cost related to the RSUs was $1,275,557, which will be recognized over a remaining weighted average period of 1.18 years.

Value Appreciation Rights

In 2022, the Company established the Value Appreciation Rights Awards Plan to grant equity-based awards similar to stock options as Value Appreciation Rights (“VARs”). The VARs have an exercise price, a vesting period and an expiration date, in addition to other terms similar to typical equity option grant terms.

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term of the VARs. Estimated volatility is an average of the historical volatility of peer entities whose stock prices were publicly available over a period equal to the expected life of the awards.

For the nine months ended September 30, 2023 and 2022, the equity-based compensation expense related to the VARs was $297,945 and $140,580, respectively.

The following is a summary of VARs issued and outstanding as of September 30, 2023:

				Weighted Average
		Weighted Average	Total	Remaining
	Number of Units	Exercise Price	Intrinsic Value	Contractual Life (Years)
Outstanding as of December 31, 2022	710,824	2.16	-	9.40
Granted	57,003	2.16	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of September 30, 2023	767,827	2.16	-	8.73

Value appreciation right awards vested and exercisable as of September 30, 2023	201,994	2.16	-	6.75

As of September 30, 2023, the unrecognized equity-based compensation cost related to the VARs was $723,474, which will be recognized over a remaining weighted average period of 1.52 years.

7. EQUITY-BASED COMPENSATION

Restricted Equity Units

In 2021, the Company established the Restricted Equity Unit Plan, which provides for the Company to issue 3,592,865 restricted equity units (“RSUs”), which represents a right to receive common unit for each RSU that vest. On December 2, 2021, the Company granted 801,436 RSUs to Michael Derby, former Chairman of the board of direct, 801,435 RSUs to Zachary Rome, former members of the Company’s board of directors and 358,851 RSUs to an employee who was terminated in April 2022. The RSUs granted on December 2, 2021 will vest 33.34% on December 2, 2022 and 8.33% every three months thereafter. Equity compensation related to these awards is recognized straight-line over the applicable vesting period. The following is a summary of the RSUs outstanding as of December 31, 2022:

	Number of Units Underlying RSU	Grant Date Fair Value	Weighted Average Vesting Period (Years)
Outstanding as of December 31, 2020	—	—	—
Granted	1,961,722	$2.16	$3.00
Vested	—	—
Forfeited	—	—
Outstanding as of December 31, 2021	1,961,722	2.16	$2.92
Granted	—	—
Vested	(534,397)	—
Forfeited	(358,851)	—
Outstanding as of December 31, 2022	1,068,474	2.16	$1.92

As of December 31, 2022, the unrecognized compensation costs related to restricted equity units was $2,214,394, which will be recognized over an estimated weighted-average amortization period of 1.92 years.

Visiox Pharmaceuticals, Inc.

f/k/a Visiox Pharma, LLC

Notes to Financial Statements

7. EQUITY-BASED COMPENSATION (cont.)

Value Appreciation Rights

In 2022, the Company established the Value Appreciation Rights Awards Plan to grant equity-based awards similar to stock options as Value Appreciation Rights (“VARs”). The VARs have an exercise price, a vesting period and an expiration date, in addition to other terms similar to typical equity option grant terms.

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term of the VARs. Estimated volatility is an average of the historical volatility of peer entities whose stock prices were publicly available over a period equal to the expected life of the awards.

The following is a summary of VARs issued and outstanding as of December 31, 2022:

	Number of Units	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Outstanding as of December 31, 2021	—	—	—	—
Granted	710,824	2.16	—	10.00
Exercised	—	—
Forfeited	—	—
Outstanding as of December 31, 2022	710,824	2.16	—	9.40

Value appreciation right awards vested and exercisable as of December 31, 2022	—	—	—	—

As of December 31, 2022, the unrecognized compensation costs related to the VARs was $925,599, which will be recognized over a remaining weighted average period of 2.39 years.

The following are the key assumptions used to estimate the fair value of the VARs granted during the year ended December 31, 2022:

Stock Price	$2.16
Expected life	6.5 years
Expected volatility	86.62% – 87.21%
Risk-free interest rate	1.65% – 4.09%
Expected dividend yield	—